Loss per share (Tables)	12 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Schedule Of Participating And Non Participating Warrants

More specifically, the breakdown between participating and non-participating warrants is as follows:

	Number of warrants	Number of participating	Number of non-
Reference	outstanding	warrants	participating warrants
Series A Warrants	714,287	714,287	—
Series B Warrants	714,287	714,287	—
Series C Warrants	1,744,319	1,744,319	—
Series D Warrants	972,763	972,763	—
Series E Warrants	6,417,114	6,417,114	—
January 2023 Warrants	850,000	850,000	—
Warrants classified as liability	11,412,770	11,412,770	—
Warrants IFF	57,143	—	57,143
Warrants AMI	119,286	—	119,286
2020 Warrants	300,926	300,926	—
2021 Warrants	196,429	196,429	—
March 2023 Warrants	111,111	—	111,111
Warrants classified as equity	784,895	497,355	287,540
	12,197,665	11,910,125	287,540

Summary of Earnings Per Share Basic and Diluted

For the years ended March 31, 2023 and 2022, the Company has a net loss, and therefore, the basic and dilutive loss per share is calculated as follows:

	Twelve-month periods ended
	March 31,	March 31,
	2023	2022
Net loss attributed to equity holders	$(60,459,666)	$(74,971,745)
Basic and dilutive loss attributed to common shareholders	$(60,459,666)	$(74,971,745)
Basic and dilutive weighted-average number of common shares outstanding	11,812,337	5,958,266
Net loss per share attributable to common shareholders of the Company:
Basic and dilutive loss per share	$(5.12)	$(15.54)

Summary of Outstanding Securities not Included in Computation of Diluted Net Income (Loss) Per Share

The following table summarizes outstanding securities not included in the computation of diluted net income (loss) per share as the effect would have been anti-dilutive for each respective period.

	Twelve-month periods ended
	March 31,	March 31,
Securities	2023	2022
Options, RSU's, DSU's	681,572	592,809
Warrants	12,197,665	2,102,358